Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2025 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Simplicity RMD 2025 Fund
Bar Chart Table:
Annual Return 2020	13.70%
Annual Return 2021	9.22%
Annual Return 2022	(16.46%)